Discontinued Operations (Tables)	3 Months Ended
Mar. 31, 2015
Discontinued Operations [Abstract]
Financial Results Of The Commercial Lending Business Included In Net Income (Loss) From Discontinued Operations

	For the three months ended March 31,
	2015	2014
		(restated)
	(in thousands)
Interest income	$ 8,535	$ 12,660
Interest expense	-	-
Provision for loan and lease losses	-	13,860
Net interest income	8,535	(1,200)

Non interest income	48	477
Non interest expense	5,484	1,752

Income (loss) before taxes	3,099	(2,475)
Income tax provision	1,078	(876)
Net income (loss)	$ 2,021	$ (1,599)

	March 31,	December 31,
	2015	2014
	(in thousands)
Loans, net	$ 819,602	$ 867,399
Other assets	22,972	20,530
Total assets	$ 842,574	$ 887,929

Schedule Of Various Elements Of The Lower Of Cost Or Market Valuation

Measured on a recurring basis	Valuation techniques	Significant unobservable inputs	Range

Large balance commercial loans	Discounted cash flows	Discount rate	1.87%-7.93%

Small balance commercial loans	Discounted cash flows	Discount rate	4.12%-6.77%